Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
Common stocks: 97.12%
Australia: 0.72%
Fortescue Metals Group Limited (Materials, Metals & mining)	122,510	$ 1,576,527
Brazil: 2.63%
BB Seguridade Participacoes SA (Financials, Insurance)	541,833	3,035,840
EDP Energias do Brasil SA (Utilities, Electric utilities)	636,680	2,670,214
		5,706,054
Canada: 0.89%
Russell Metals Incorporated (Industrials, Trading companies & distributors)	89,910	1,932,235
China: 3.13%
China Medical System Holding Limited (Health care, Pharmaceuticals)	1,354,000	2,152,463
JD.com Incorporated Class A (Consumer discretionary, Internet & direct marketing retail)	65,400	1,951,048
Postal Savings Bank of China Company Limited Class H (Financials, Banks) 144A	4,070,000	2,692,811
		6,796,322
France: 7.35%
AXA SA (Financials, Insurance)	147,855	3,406,950
BNP Paribas SA (Financials, Banks)	46,762	2,209,378
Capgemini SE (Information technology, IT services)	14,454	2,756,910
Publicis Groupe SA (Communication services, Media)	42,149	2,242,973
Sanofi SA (Health care, Pharmaceuticals)	25,626	2,546,546
Schneider Electric SE (Industrials, Electrical equipment)	20,389	2,819,877
		15,982,634
Germany: 2.67%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	30,087	2,458,509
Siemens AG (Industrials, Industrial conglomerates)	29,945	3,340,184
		5,798,693
Hong Kong: 1.13%
SITC International Holdings Incorporated (Industrials, Marine)	720,000	2,451,546
Indonesia: 1.08%
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	8,206,900	2,344,055
Ireland: 2.45%
Accenture plc Class A (Information technology, IT services)	10,756	3,294,133
nVent Electric plc (Industrials, Electrical equipment)	57,618	2,034,492
		5,328,625
Japan: 4.23%
Honda Motor Company Limited (Consumer discretionary, Automobiles)	86,900	2,227,002
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  1

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
Japan: (continued)
ORIX Corporation (Financials, Diversified financial services)	204,025	$ 3,636,097
SoftBank Corporation (Communication services, Wireless telecommunication services)	287,800	3,327,616
		9,190,715
Luxembourg: 0.06%
Intelsat SA (Communication services, Diversified telecommunication services) ‡†	5,407	132,472
Netherlands: 2.51%
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	472,955	1,560,274
Signify NV (Industrials, Electrical equipment) 144A	54,858	1,781,679
Stellantis NV (Consumer discretionary, Automobiles)	146,932	2,109,981
		5,451,934
Singapore: 1.11%
DBS Group Holdings Limited (Financials, Banks)	105,700	2,411,899
South Korea: 2.87%
KB Financial Group Incorporated (Financials, Banks)	60,188	2,238,508
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals) 144A	1,553	1,821,221
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	52,528	2,168,116
		6,227,845
Switzerland: 1.23%
TE Connectivity Limited (Information technology, Electronic equipment, instruments & components)	20,058	2,682,356
Taiwan: 0.82%
Taiwan Semiconductor Manufacturing Company Limited ADR (Information technology, Semiconductors & semiconductor equipment)	20,181	1,785,615
United Kingdom: 8.23%
Barratt Developments plc (Consumer discretionary, Household durables)	433,377	2,657,336
Ferguson plc (Industrials, Trading companies & distributors)	14,244	1,791,877
GSK plc (Health care, Pharmaceuticals)	113,382	2,382,179
Man Group plc (Financials, Capital markets)	768,618	2,556,993
Shell plc (Energy, Oil, gas & consumable fuels)	143,040	3,815,780
SSE plc (Utilities, Electric utilities)	129,625	2,799,692
Tesco plc (Consumer staples, Food & staples retailing)	586,395	1,880,648
		17,884,505
United States: 54.01%
AbbVie Incorporated (Health care, Biotechnology) #	22,230	3,190,227
Alphabet Incorporated Class A (Communication services, Interactive media & services) †#	32,100	3,733,872
Amazon.com Incorporated (Consumer discretionary, Internet & direct marketing retail) †#	32,226	4,348,899
Apple Incorporated (Information technology, Technology hardware, storage & peripherals) #	55,757	9,061,070
See accompanying notes to portfolio of investments

2  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
United States: (continued)
Ares Capital Corporation (Financials, Capital markets) #	181,340	$ 3,516,183
AT&T Incorporated (Communication services, Diversified telecommunication services) #	146,299	2,747,495
Bank of America Corporation (Financials, Banks)	75,946	2,567,734
BlackRock Incorporated (Financials, Capital markets) #	3,545	2,372,243
Blackstone Mortgage Trust Incorporated Class A (Financials, Mortgage REITs)	2,664	82,504
Bristol-Myers Squibb Company (Health care, Pharmaceuticals) #	53,950	3,980,431
Bristow Group Incorporated (Energy, Energy equipment & services) †	3,653	94,247
Broadcom Incorporated (Information technology, Semiconductors & semiconductor equipment) #	5,715	3,060,268
ConocoPhillips (Energy, Oil, gas & consumable fuels) #	41,195	4,013,629
Costco Wholesale Corporation (Consumer staples, Food & staples retailing) #	7,975	4,316,868
CVS Health Corporation (Health care, Health care providers & services) #	28,721	2,748,025
Denbury Incorporated (Energy, Oil, gas & consumable fuels) †	887	63,784
Devon Energy Corporation (Energy, Oil, gas & consumable fuels) #	58,585	3,682,067
General Motors Company (Consumer discretionary, Automobiles) †#	71,198	2,581,639
Gilead Sciences Incorporated (Health care, Biotechnology) #	37,495	2,240,326
Hillenbrand Incorporated (Industrials, Machinery)	60,316	2,786,599
International Business Machines Corporation (Information technology, IT services)	22,416	2,931,789
KeyCorp (Financials, Banks)	112,002	2,049,637
Keysight Technologies Incorporated (Information technology, Electronic equipment, instruments & components) †	15,956	2,594,446
KLA Corporation (Information technology, Semiconductors & semiconductor equipment)	7,199	2,761,104
Ladder Capital Corporation (Financials, Mortgage REITs)	7,384	87,722
Louisiana-Pacific Corporation (Materials, Paper & forest products)	40,265	2,562,062
Lowe's Companies Incorporated (Consumer discretionary, Specialty retail)	14,976	2,868,353
Microsoft Corporation (Information technology, Software)	31,409	8,817,763
NVIDIA Corporation (Information technology, Semiconductors & semiconductor equipment)	8,509	1,545,490
Oaktree Specialty Lending Company (Financials, Capital markets)	378,265	2,662,986
Qualcomm Incorporated (Information technology, Semiconductors & semiconductor equipment)	23,336	3,385,120
Simon Property Group Incorporated (Real estate, Equity REITs)	26,667	2,897,103
Starwood Property Trust Incorporated (Financials, Mortgage REITs)	66,336	1,566,856
Sysco Corporation (Consumer staples, Food & staples retailing)	32,195	2,733,356
Target Corporation (Consumer discretionary, Multiline retail)	16,122	2,634,012
Tesla Motors Incorporated (Consumer discretionary, Automobiles) †	2,498	2,226,842
United Rentals Incorporated (Industrials, Trading companies & distributors) †	7,650	2,468,426
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  3

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
United States: (continued)
UnitedHealth Group Incorporated (Health care, Health care providers & services)	9,239	$ 5,010,679
Visa Incorporated Class A (Information technology, IT services)	20,580	4,365,224
		117,357,080
Total Common stocks (Cost $190,633,086)		211,041,112

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 19.38%
United States: 19.38%
180 Medical Incorporated (Health care, Health care providers & services) 144A	3.88%	10-15-2029	$200,000	181,823
Aethon United (Energy, Oil, gas & consumable fuels) 144A	8.25	2-15-2026	265,000	273,871
Air Methods Corporation (Health care, Health care providers & services) 144A	8.00	5-15-2025	130,000	86,484
Allied Universal Holdco LLC (Industrials, Commercial services & supplies) 144A	6.00	6-1-2029	300,000	230,625
Allied Universal Holdco LLC (Industrials, Commercial services & supplies) 144A	6.63	7-15-2026	200,000	193,794
Allison Transmission Incorporated (Consumer discretionary, Auto components) 144A	5.88	6-1-2029	150,000	147,631
American Airlines Group Incorporated (Industrials, Airlines) 144A	5.75	4-20-2029	100,000	95,750
Amwins Group Incorporated (Financials, Insurance) 144A	4.88	6-30-2029	250,000	227,375
Antero Resources Corporation (Energy, Oil, gas & consumable fuels) 144A	5.38	3-1-2030	135,000	132,638
Antero Resources Corporation (Energy, Oil, gas & consumable fuels) 144A	8.38	7-15-2026	126,000	137,025
Aramark Services Incorporated (Industrials, Commercial services & supplies) 144A	6.38	5-1-2025	185,000	185,340
Arches Buyer Incorporated (Materials, Metals & mining) 144A	4.25	6-1-2028	175,000	149,697
Archrock Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.25	4-1-2028	155,000	140,261
Archrock Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.88	4-1-2027	100,000	93,330
AssuredPartners Incorporated (Financials, Insurance) 144A	5.63	1-15-2029	165,000	146,850
Avantor Funding Incorporated (Health care, Health care equipment & supplies) 144A	3.88	11-1-2029	95,000	87,449
Avient Corporation (Materials, Chemicals) 144A%%	7.13	8-1-2030	70,000	72,129
Ball Corporation (Materials, Containers & packaging)	2.88	8-15-2030	400,000	344,475
Berry Global Incorporated (Materials, Containers & packaging) 144A	5.63	7-15-2027	310,000	312,844
Blackstone Mortgage Trust Incorporated (Financials, Mortgage REITs) 144A	3.75	1-15-2027	145,000	129,050
Bristow Group Incorporated (Energy, Energy equipment & services) 144A	6.88	3-1-2028	425,000	377,270
Broadstreet Partners Incorporated (Financials, Insurance) 144A	5.88	4-15-2029	400,000	342,188
Buckeye Partners LP (Energy, Oil, gas & consumable fuels)	5.85	11-15-2043	200,000	146,000
Cablevision Lightpath LLC (Communication services, Diversified telecommunication services) 144A	3.88	9-15-2027	40,000	35,550
Cablevision Lightpath LLC (Communication services, Diversified telecommunication services) 144A	5.63	9-15-2028	130,000	104,996
See accompanying notes to portfolio of investments

4  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.38% (continued)
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	4.00%	8-1-2028	$170,000	$ 148,325
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	6.00	5-1-2029	145,000	111,627
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	7.63	3-1-2026	209,000	179,793
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	9.88	8-1-2027	150,000	155,428
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	10.50	2-1-2026	70,000	73,501
CCM Merger Incorporated (Consumer discretionary, Hotels, restaurants & leisure) 144A	6.38	5-1-2026	625,000	588,713
CCO Holdings LLC (Communication services, Media) 144A	4.25	2-1-2031	450,000	390,375
CCO Holdings LLC (Communication services, Media) 144A	4.50	8-15-2030	300,000	266,676
CCO Holdings LLC (Communication services, Media)	4.50	5-1-2032	75,000	64,843
CCO Holdings LLC (Communication services, Media) 144A	5.00	2-1-2028	25,000	24,125
CCO Holdings LLC (Communication services, Media) 144A	5.13	5-1-2027	50,000	48,973
Cedar Fair LP (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.50	5-1-2025	95,000	95,653
Charles River Laboratories Incorporated (Health care, Life sciences tools & services) 144A	4.00	3-15-2031	75,000	68,619
Charles River Laboratories Incorporated (Health care, Life sciences tools & services) 144A	4.25	5-1-2028	25,000	24,438
Chemours Company (Materials, Chemicals) 144A	4.63	11-15-2029	220,000	193,050
Cheniere Energy Partners LP (Energy, Oil, gas & consumable fuels)	3.25	1-31-2032	175,000	152,688
Cheniere Energy Partners LP (Energy, Oil, gas & consumable fuels)	4.50	10-1-2029	125,000	121,104
CHS Incorporated (Consumer staples, Food products) 144A	5.25	5-15-2030	95,000	79,800
CHS Incorporated (Consumer staples, Food products) 144A	6.00	1-15-2029	10,000	8,725
CHS Incorporated (Consumer staples, Food products) 144A	6.88	4-15-2029	300,000	166,500
Churchill Downs Incorporated (Consumer discretionary, Hotels, restaurants & leisure) 144A	4.75	1-15-2028	145,000	137,462
Ciena Corporation (Information technology, Communications equipment) 144A	4.00	1-31-2030	95,000	86,925
Cinemark USA Incorporated (Communication services, Media) 144A	5.25	7-15-2028	275,000	244,926
Cinemark USA Incorporated (Communication services, Media) 144A	5.88	3-15-2026	75,000	72,000
Cinemark USA Incorporated (Communication services, Media) 144A	8.75	5-1-2025	125,000	130,229
Clarios Global LP (Consumer discretionary, Auto components) 144A	6.25	5-15-2026	125,000	125,769
Clarios Global LP (Consumer discretionary, Auto components) 144A	6.75	5-15-2025	22,000	22,102
Clear Channel Outdoor Holdings (Communication services, Media) 144A	5.13	8-15-2027	75,000	69,362
Clearwater Paper Corporation (Materials, Paper & forest products) 144A	4.75	8-15-2028	20,000	17,942
Cleveland-Cliffs Incorporated (Materials, Metals & mining)	5.88	6-1-2027	85,000	84,601
Clydesdale Acquisition Holdings Incorporated (Materials, Containers & packaging) 144A	8.75	4-15-2030	155,000	147,834
Coinbase Global Incorporated (Financials, Capital markets) 144A	3.63	10-1-2031	225,000	133,328
CommScope Technologies LLC (Information technology, Communications equipment) 144A	5.00	3-15-2027	95,000	78,108
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  5

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.38% (continued)
Comstock Resources Incorporated (Energy, Oil, gas & consumable fuels) 144A	5.88%	1-15-2030	$45,000	$ 42,278
Cooper Tire & Rubber Company (Consumer discretionary, Auto components)	7.63	3-15-2027	475,000	481,531
CoreCivic Incorporated (Industrials, Commercial services & supplies)	8.25	4-15-2026	400,000	397,384
CQP Holdco LP (Energy, Oil, gas & consumable fuels) 144A	5.50	6-15-2031	340,000	322,221
Crown Cork & Seal Company Incorporated (Materials, Containers & packaging)	7.38	12-15-2026	215,000	232,148
CSC Holdings LLC (Communication services, Media) 144A	4.13	12-1-2030	95,000	80,792
CSC Holdings LLC (Communication services, Media) 144A	4.63	12-1-2030	450,000	342,000
CSC Holdings LLC (Communication services, Media) 144A	5.75	1-15-2030	275,000	222,071
Davita Incorporated (Health care, Health care providers & services) 144A	4.63	6-1-2030	405,000	332,100
DIRECTV Financing LLC (Communication services, Media) 144A	5.88	8-15-2027	170,000	158,370
DISH DBS Corporation (Communication services, Media) 144A	5.75	12-1-2028	385,000	312,331
DT Midstream Incorporated (Energy, Oil, gas & consumable fuels) 144A	4.13	6-15-2029	75,000	69,432
DT Midstream Incorporated (Energy, Oil, gas & consumable fuels) 144A	4.38	6-15-2031	225,000	201,938
Enact Holdings Incorporated (Financials, Thrifts & mortgage finance) 144A	6.50	8-15-2025	540,000	543,942
Encino Acquisition Partners Company (Energy, Oil, gas & consumable fuels) 144A	8.50	5-1-2028	420,000	410,466
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	5.05	4-1-2045	180,000	132,705
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	5.38	6-1-2029	345,000	327,605
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	5.45	6-1-2047	125,000	95,261
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	5.60	4-1-2044	200,000	155,559
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels) 144A	5.63	1-15-2028	40,000	38,826
Enviva Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.50	1-15-2026	698,000	692,088
EQM Midstream Partners (Energy, Oil, gas & consumable fuels) 144A	7.50	6-1-2027	5,000	5,110
EQM Midstream Partners (Energy, Oil, gas & consumable fuels) 144A	7.50	6-1-2030	140,000	144,078
Fair Isaac Corporation (Information technology, Software) 144A	5.25	5-15-2026	140,000	142,836
FirstCash Incorporated (Financials, Consumer finance) 144A	4.63	9-1-2028	95,000	84,983
FirstCash Incorporated (Financials, Consumer finance) 144A	5.63	1-1-2030	140,000	131,446
Ford Motor Company (Consumer discretionary, Automobiles)	3.25	2-12-2032	225,000	187,875
Ford Motor Credit Company LLC (Financials, Consumer finance)	4.39	1-8-2026	475,000	462,325
Ford Motor Credit Company LLC (Financials, Consumer finance)	5.11	5-3-2029	550,000	534,705
Fortress Transportation & Infrastructure Investors LLC (Industrials, Trading companies & distributors) 144A	5.50	5-1-2028	310,000	278,709
Fortress Transportation & Infrastructure Investors LLC (Industrials, Trading companies & distributors) 144A	6.50	10-1-2025	122,000	121,390
See accompanying notes to portfolio of investments

6  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.38% (continued)
Fortress Transportation & Infrastructure Investors LLC (Industrials, Trading companies & distributors) 144A	9.75%	8-1-2027	$34,000	$ 34,327
GAP Incorporated (Consumer discretionary, Specialty retail) 144A	3.88	10-1-2031	185,000	134,014
G-III Apparel Group Limited (Consumer discretionary, Textiles, apparel & luxury goods) 144A	7.88	8-15-2025	285,000	279,300
Gray Escrow II Incorporated (Communication services, Media) 144A	5.38	11-15-2031	450,000	397,125
Gray Television Incorporated (Communication services, Media) 144A	4.75	10-15-2030	375,000	322,390
Great Lakes Dredge & Dock Company (Industrials, Construction & engineering) 144A	5.25	6-1-2029	325,000	290,030
Group 1 Automotive Incorporated (Consumer discretionary, Specialty retail) 144A	4.00	8-15-2028	175,000	156,522
Harvest Midstream LP (Energy, Oil, gas & consumable fuels) 144A	7.50	9-1-2028	150,000	143,298
Hat Holdings LLC (Financials, Diversified financial services) 144A	3.38	6-15-2026	140,000	123,332
Hat Holdings LLC (Financials, Diversified financial services) 144A	6.00	4-15-2025	150,000	146,428
Hawaiian Airlines Incorporated (Industrials, Airlines)	3.90	7-15-2027	169,244	146,390
Hawaiian Brand Intellectual Property Limited (Industrials, Airlines) 144A	5.75	1-20-2026	400,000	388,836
Hess Midstream Operation Company (Energy, Oil, gas & consumable fuels) 144A	5.50	10-15-2030	35,000	32,600
Hilcorp Energy Company (Energy, Energy equipment & services) 144A	5.75	2-1-2029	60,000	54,750
Hilcorp Energy Company (Energy, Energy equipment & services) 144A	6.00	4-15-2030	30,000	27,225
Hilcorp Energy Company (Energy, Energy equipment & services) 144A	6.00	2-1-2031	100,000	91,594
Hilcorp Energy Company (Energy, Energy equipment & services) 144A	6.25	11-1-2028	50,000	48,422
Hilcorp Energy Company (Energy, Energy equipment & services) 144A	6.25	4-15-2032	30,000	27,020
Hilton Domestic Operating Company Incorporated (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.38	5-1-2025	120,000	120,000
HUB International Limited (Financials, Insurance) 144A	5.63	12-1-2029	85,000	75,309
HUB International Limited (Financials, Insurance) 144A	7.00	5-1-2026	60,000	59,248
IQVIA Incorporated (Health care, Health care technology) 144A	5.00	10-15-2026	200,000	199,188
Iron Mountain Incorporated (Real estate, Equity REITs) 144A	4.50	2-15-2031	300,000	263,234
Iron Mountain Incorporated (Real estate, Equity REITs) 144A	5.25	7-15-2030	270,000	252,593
Kinetik Holdings LP Company (Energy, Oil, gas & consumable fuels) 144A	5.88	6-15-2030	140,000	142,211
Ladder Capital Finance Holdings LP (Financials, Thrifts & mortgage finance) 144A	4.25	2-1-2027	155,000	138,178
Ladder Capital Finance Holdings LP (Financials, Thrifts & mortgage finance) 144A	4.75	6-15-2029	105,000	89,622
Ladder Capital Finance Holdings LP (Financials, Thrifts & mortgage finance) 144A	5.25	10-1-2025	265,000	250,481
Lamar Media Corporation (Communication services, Media)	4.88	1-15-2029	150,000	145,875
Lamar Media Corporation (Communication services, Media)	4.00	2-15-2030	90,000	82,859
Level 3 Financing Incorporated (Communication services, Diversified telecommunication services) 144A	3.63	1-15-2029	150,000	125,364
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  7

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.38% (continued)
Level 3 Financing Incorporated (Communication services, Diversified telecommunication services) 144A	4.25%	7-1-2028	$100,000	$ 87,245
LFS TopCo LLC (Financials, Consumer finance) 144A	5.88	10-15-2026	135,000	110,421
Lithia Motors Incorporated (Consumer discretionary, Specialty retail) 144A	3.88	6-1-2029	90,000	80,078
Live Nation Entertainment Incorporated (Communication services, Entertainment) 144A	3.75	1-15-2028	195,000	178,379
Live Nation Entertainment Incorporated (Communication services, Entertainment) 144A	5.63	3-15-2026	135,000	133,313
Live Nation Entertainment Incorporated (Communication services, Entertainment) 144A	6.50	5-15-2027	255,000	261,694
LPL Holdings Incorporated (Financials, Diversified financial services) 144A	4.38	5-15-2031	245,000	222,550
LPL Holdings Incorporated (Financials, Diversified financial services) 144A	4.63	11-15-2027	200,000	193,838
LSF9 Atlantis Holdings LLC (Consumer discretionary, Multiline retail) 144A	7.75	2-15-2026	140,000	126,617
Macy's Retail Holdings LLC (Consumer discretionary, Multiline retail) 144A	5.88	4-1-2029	290,000	254,703
Macy's Retail Holdings LLC (Consumer discretionary, Multiline retail) 144A	6.13	3-15-2032	30,000	25,225
Match Group Holdings II LLC (Communication services, Media) 144A	5.63	2-15-2029	255,000	249,900
Mednax Incorporated (Health care, Health care providers & services) 144A	5.38	2-15-2030	130,000	119,925
Michaels Companies Incorporated (Consumer discretionary, Specialty retail) 144A	7.88	5-1-2029	170,000	116,450
MPH Acquisition Holdings LLC (Information technology, Software) 144A	5.50	9-1-2028	145,000	134,850
MPH Acquisition Holdings LLC (Information technology, Software) 144A	5.75	11-1-2028	315,000	267,923
MSCI Incorporated (Financials, Capital markets) 144A	3.25	8-15-2033	60,000	51,980
MSCI Incorporated (Financials, Capital markets) 144A	4.00	11-15-2029	140,000	131,911
Murphy Oil Corporation (Energy, Oil, gas & consumable fuels)	5.75	8-15-2025	30,000	30,075
Murphy Oil Corporation (Energy, Oil, gas & consumable fuels)	5.88	12-1-2027	50,000	49,438
Murphy Oil Corporation (Energy, Oil, gas & consumable fuels)	6.38	7-15-2028	195,000	194,643
Nabors Industries Limited (Energy, Oil, gas & consumable fuels) 144A	7.38	5-15-2027	210,000	207,900
Navient Corporation (Financials, Consumer finance)	5.00	3-15-2027	220,000	198,860
Navient Corporation (Financials, Consumer finance)	5.50	3-15-2029	20,000	17,147
Navient Corporation (Financials, Consumer finance)	5.63	8-1-2033	125,000	96,987
Navient Corporation (Financials, Consumer finance)	5.88	10-25-2024	325,000	318,593
NCL Corporation Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.88	3-15-2026	135,000	110,102
NCL Corporation Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.88	2-15-2027	245,000	225,155
NCL Corporation Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	7.75	2-15-2029	130,000	104,208
NCR Corporation (Information technology, Software) 144A	5.13	4-15-2029	45,000	43,203
NCR Corporation (Information technology, Software) 144A	6.13	9-1-2029	175,000	170,374
New Fortress Energy Incorporated (Energy, Oil, gas & consumable fuels) 144A	6.50	9-30-2026	355,000	336,203
Nexstar Broadcasting Incorporated (Communication services, Media) 144A	4.75	11-1-2028	100,000	93,250
Nexstar Broadcasting Incorporated (Communication services, Media) 144A	5.63	7-15-2027	140,000	140,391
See accompanying notes to portfolio of investments

8  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.38% (continued)
NextEra Energy Operating Partners LP (Utilities, Electric utilities) 144A	4.25%	7-15-2024	$29,000	$ 28,732
NextEra Energy Operating Partners LP (Utilities, Electric utilities) 144A	4.25	9-15-2024	2,000	1,955
NextEra Energy Operating Partners LP (Utilities, Electric utilities) 144A	4.50	9-15-2027	150,000	148,249
NMG Holding Company Incorporated (Consumer discretionary, Specialty retail) 144A	7.13	4-1-2026	235,000	229,971
NortonLifeLock Incorporated (Information technology, Software) 144A	5.00	4-15-2025	245,000	244,026
NSG Holdings LLC (Utilities, Independent power & renewable electricity producers) 144A	7.75	12-15-2025	261,185	252,697
Occidental Petroleum Corporation (Energy, Oil, gas & consumable fuels)	6.45	9-15-2036	625,000	695,081
Oceaneering International Incorporated (Energy, Energy equipment & services)	4.65	11-15-2024	90,000	84,600
Oceaneering International Incorporated (Energy, Energy equipment & services)	6.00	2-1-2028	275,000	238,705
Olympus Water US Holding Corporation (Materials, Chemicals) 144A	4.25	10-1-2028	200,000	169,208
OneMain Finance Corporation (Financials, Consumer finance)	5.38	11-15-2029	100,000	85,034
OneMain Finance Corporation (Financials, Consumer finance)	7.13	3-15-2026	125,000	120,997
Oppenheimer Holdings Incorporated (Financials, Capital markets)	5.50	10-1-2025	300,000	300,001
Outfront Media Capital Corporation (Communication services, Media) 144A	4.63	3-15-2030	200,000	168,963
Outfront Media Capital Corporation (Communication services, Media) 144A	5.00	8-15-2027	75,000	70,850
Pattern Energy Operations LP (Energy, Energy equipment & services) 144A	4.50	8-15-2028	575,000	533,416
PECF USS Intermediate Holding III Corporation (Financials, Consumer finance) 144A	8.00	11-15-2029	205,000	164,513
PG&E Corporation (Utilities, Electric utilities)	5.00	7-1-2028	25,000	22,824
PG&E Corporation (Utilities, Electric utilities)	5.25	7-1-2030	295,000	264,763
PRA Group Incorporated (Financials, Consumer finance) 144A	5.00	10-1-2029	355,000	305,744
PROG Holdings Incorporated (Financials, Consumer finance) 144A	6.00	11-15-2029	130,000	106,654
QORVO Incorporated (Information technology, Semiconductors & semiconductor equipment) 144A	3.38	4-1-2031	100,000	82,191
QVC Incorporated (Communication services, Media)	4.38	9-1-2028	245,000	191,100
QVC Incorporated (Communication services, Media)	4.75	2-15-2027	375,000	315,473
QVC Incorporated (Communication services, Media)	5.95	3-15-2043	110,000	74,502
Rackspace Technology Company (Communication services, Interactive media & services) 144A	5.38	12-1-2028	200,000	146,983
Rent-A-Center Incorporated (Consumer discretionary, Specialty retail) 144A	6.38	2-15-2029	340,000	269,683
Rocket Mortgage LLC (Financials, Consumer finance) 144A	2.88	10-15-2026	225,000	198,707
Rocket Mortgage LLC (Financials, Consumer finance) 144A	4.00	10-15-2033	180,000	145,443
Rockies Express Pipeline LLC (Energy, Oil, gas & consumable fuels) 144A	6.88	4-15-2040	220,000	186,450
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.38	7-15-2027	30,000	23,250
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.50	8-31-2026	80,000	63,180
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  9

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.38% (continued)
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.50%	4-1-2028	$150,000	$ 112,394
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	9.13	6-15-2023	275,000	279,155
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	10.88	6-1-2023	130,000	132,923
Ryan Specialty Group LLC (Financials, Insurance) 144A	4.38	2-1-2030	50,000	45,125
Sabre GLBL Incorporated (Information technology, IT services) 144A	7.38	9-1-2025	50,000	49,580
Sabre GLBL Incorporated (Information technology, IT services) 144A	9.25	4-15-2025	635,000	646,049
Salem Media Group Incorporated (Communication services, Media) 144A	6.75	6-1-2024	205,000	197,825
Scripps Escrow II Incorporated (Communication services, Media) 144A	3.88	1-15-2029	40,000	35,885
Scripps Escrow II Incorporated (Communication services, Media) 144A	5.38	1-15-2031	255,000	213,563
Scripps Escrow II Incorporated (Communication services, Media) 144A	5.88	7-15-2027	25,000	23,950
Sealed Air Corporation (Materials, Containers & packaging) 144A	5.00	4-15-2029	40,000	39,600
Sealed Air Corporation (Materials, Containers & packaging) 144A	5.50	9-15-2025	180,000	183,659
Select Medical Corporation (Health care, Health care providers & services) 144A	6.25	8-15-2026	290,000	290,377
Service Corporation International (Consumer discretionary, Diversified consumer services)	7.50	4-1-2027	10,000	10,650
Service Properties Trust Company (Real estate, Equity REITs)	3.95	1-15-2028	105,000	77,724
Service Properties Trust Company (Real estate, Equity REITs)	4.38	2-15-2030	125,000	91,464
Service Properties Trust Company (Real estate, Equity REITs)	4.75	10-1-2026	185,000	144,842
Service Properties Trust Company (Real estate, Equity REITs)	4.95	2-15-2027	175,000	144,096
Service Properties Trust Company (Real estate, Equity REITs)	5.25	2-15-2026	33,000	27,902
Service Properties Trust Company (Real estate, Equity REITs)	7.50	9-15-2025	70,000	67,869
Six Flags Entertainment Company (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.50	4-15-2027	55,000	51,920
Six Flags Entertainment Company (Consumer discretionary, Hotels, restaurants & leisure) 144A	7.00	7-1-2025	63,000	64,790
Southwestern Energy Company (Energy, Oil, gas & consumable fuels)	4.75	2-1-2032	155,000	144,538
Southwestern Energy Company (Energy, Oil, gas & consumable fuels)	7.75	10-1-2027	55,000	57,360
Southwestern Energy Company (Energy, Oil, gas & consumable fuels)	8.38	9-15-2028	125,000	134,375
Spirit AeroSystems Holdings Incorporated (Industrials, Aerospace & defense) 144A	5.50	1-15-2025	395,000	393,471
Spirit AeroSystems Holdings Incorporated (Industrials, Aerospace & defense) 144A	7.50	4-15-2025	175,000	174,316
Spirit Loyalty Cayman Limited (Industrials, Airlines) 144A	8.00	9-20-2025	150,000	156,749
Springleaf Finance Corporation (Financials, Consumer finance)	8.25	10-1-2023	100,000	101,500
SS&C Technologies Incorporated (Information technology, Software) 144A	5.50	9-30-2027	175,000	172,379
Starwood Property Trust Incorporated (Financials, Mortgage REITs) 144A	4.38	1-15-2027	215,000	197,070
Starwood Property Trust Incorporated (Financials, Mortgage REITs)	4.75	3-15-2025	90,000	89,392
See accompanying notes to portfolio of investments

10  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.38% (continued)
Starwood Property Trust Incorporated (Financials, Mortgage REITs) 144A	5.50%	11-1-2023	$145,000	$ 143,913
Stevens Holding Company Incorporated (Industrials, Machinery) 144A	6.13	10-1-2026	195,000	191,634
Tallgrass Energy Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.00	12-31-2030	145,000	130,681
Tallgrass Energy Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.00	9-1-2031	85,000	76,585
Tenet Healthcare Corporation (Health care, Health care providers & services) 144A	4.88	1-1-2026	150,000	147,735
TerraForm Power Operating LLC (Utilities, Independent power & renewable electricity producers) 144A	4.75	1-15-2030	175,000	162,677
TerraForm Power Operating LLC (Utilities, Independent power & renewable electricity producers) 144A	5.00	1-31-2028	625,000	600,566
TK Elevator US Newco Incorporated (Industrials, Machinery) 144A	5.25	7-15-2027	345,000	331,200
Townsquare Media Incorporated (Communication services, Media) 144A	6.88	2-1-2026	355,000	325,443
TransDigm Group Incorporated (Industrials, Aerospace & defense) 144A	6.25	3-15-2026	100,000	100,481
TransDigm Group Incorporated (Industrials, Aerospace & defense)	6.38	6-15-2026	75,000	74,625
TransDigm Group Incorporated (Industrials, Aerospace & defense)	7.50	3-15-2027	375,000	381,118
Tri Pointe Homes (Financials, Insurance)	5.88	6-15-2024	130,000	130,878
Uber Technologies Incorporated (Industrials, Road & rail) 144A	4.50	8-15-2029	355,000	317,292
Uber Technologies Incorporated (Industrials, Road & rail) 144A	8.00	11-1-2026	355,000	361,427
United Wholesale Mortgage LLC (Financials, Diversified financial services) 144A	5.50	11-15-2025	210,000	191,171
United Wholesale Mortgage LLC (Financials, Thrifts & mortgage finance) 144A	5.50	4-15-2029	220,000	188,782
USA Compression Partners LP (Energy, Energy equipment & services)	6.88	4-1-2026	175,000	164,024
USA Compression Partners LP (Energy, Energy equipment & services)	6.88	9-1-2027	55,000	50,285
Venture Global LNG Incorporated (Energy, Oil, gas & consumable fuels) 144A	3.88	11-1-2033	45,000	39,066
Vistra Operations Company LLC (Utilities, Independent power & renewable electricity producers) 144A	4.38	5-1-2029	105,000	97,615
Vistra Operations Company LLC (Utilities, Independent power & renewable electricity producers) 144A	5.63	2-15-2027	330,000	331,059
Werner FinCo LP (Industrials, Machinery) 144A	8.75	7-15-2025	345,000	307,050
Wesco Distribution Incorporated (Information technology, Electronic equipment, instruments & components) 144A	7.13	6-15-2025	285,000	294,576
Western Midstream Operating LP (Energy, Oil, gas & consumable fuels)	5.30	3-1-2048	275,000	241,159
Total Corporate bonds and notes (Cost $45,254,800)				42,111,269
Loans: 1.19%
Asurion LLC (1 Month LIBOR +5.25%) (Financials, Insurance) ±	7.62	1-31-2028	95,000	81,225
Bausch Health Companies Incorporated (U.S. SOFR 1 Month +5.25%) (Health care, Pharmaceuticals) ±	7.17	2-1-2027	135,000	113,231
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  11

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans (continued)
Claros Mortgage Trust Incorporated (U.S. SOFR 1 Month +4.50%) (Financials, Mortgage REITs) ‡±	6.33%	8-9-2026	$154,225	$ 149,984
Emerald Topco Incorporated (1 Month LIBOR +3.50%) (Information technology, Software) ±	5.87	7-24-2026	115,469	108,108
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) (Energy, Oil, gas & consumable fuels) ±	6.75	9-29-2028	148,820	144,851
Hubbard Radio LLC (3 Month LIBOR +4.25%) (Communication services, Media) ±	6.63	3-28-2025	68,550	63,751
Intelsat Jackson Holdings SA (U.S. SOFR 1 Month +4.25%) (Financials, Diversified financial services) <±	4.92	2-1-2029	279,765	264,129
LSF9 Atlantis Holdings LLC (U.S. SOFR 1 Month +7.25%) (Consumer discretionary, Multiline retail) ‡±	9.30	3-31-2029	65,000	60,450
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) (Industrials, Airlines) ±	7.31	6-21-2027	295,000	297,151
Polaris Newco LLC (1 Month LIBOR +4.00%) (Industrials, Commercial services & supplies) ±	6.37	6-2-2028	192,777	182,789
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) (Financials, Diversified financial services) ‡±	6.50	4-30-2024	91,608	83,821
Resolute Investment Managers Incorporated (1 Month LIBOR +8.00%) (Financials, Diversified financial services) ‡±	10.81	4-30-2025	148,199	138,566
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) (Financials, Diversified financial services) ±	5.00	5-30-2025	208,238	195,419
SkyMiles LP Limited (3 Month LIBOR +3.75%) (Industrials, Airlines) ±	6.46	10-20-2027	135,000	136,249
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) (Health care, Health care equipment & supplies) ±	5.63	8-31-2026	67,694	64,901
The Geo Group Incorporated (3 Month LIBOR +2.00%) (Industrials, Commercial services & supplies) ±	4.38	3-22-2024	278,870	268,792
Vertical US Newco Incorporated (6 Month LIBOR +3.50%) (Industrials, Machinery) ±	6.87	7-30-2027	46,941	45,263
Werner FinCo LP (3 Month LIBOR +4.00%) (Industrials, Machinery) ‡±	6.37	7-24-2024	206,744	193,823
Total Loans (Cost $2,728,797)				2,592,503

	Dividend yield	Shares
Preferred stocks: 0.27%
United States: 0.27%
CoBank ACB (3 Month LIBOR +1.18%) (Financials, Banks) 144A±	1.34	750	596,250
Total Preferred stocks (Cost $495,000)			596,250

See accompanying notes to portfolio of investments

12  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Expiration date	Shares	Value
Rights: 0.00%
Luxembourg: 0.00%
Intelsat Jackson Holdings SA Series A Contingent Value Rights (Communication services, Diversified telecommunication services) ♦†	12-5-2025	636	$ 0
Intelsat Jackson Holdings SA Series B Contingent Value Rights (Communication services, Diversified telecommunication services) ♦†	12-5-2025	636	0
			0
Total Rights (Cost $0)			0

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 2.15%
Canada: 0.94%
Air Canada Pass-Through Trust Series 2020-1 Class C (Industrials, Airlines) 144A	10.50%	7-15-2026	$405,000	427,672
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	4.88	6-1-2028	150,000	119,438
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	5.25	1-30-2030	480,000	246,643
Baytex Energy Corporation (Energy, Oil, gas & consumable fuels) 144A	8.75	4-1-2027	325,000	331,094
Bombardier Incorporated (Industrials, Aerospace & defense) 144A	7.88	4-15-2027	280,000	259,000
New Red Finance Incorporated (Financials, Diversified financial services) 144A	5.75	4-15-2025	130,000	131,625
Northriver Midstream Finance LP (Energy, Oil, gas & consumable fuels) 144A	5.63	2-15-2026	295,000	291,543
Telesat Canada (Communication services, Wireless telecommunication services) 144A	5.63	12-6-2026	85,000	54,262
Videotron Limited (Communication services, Media) 144A	5.13	4-15-2027	190,000	184,300
				2,045,577
France: 0.07%
Constellium SE (Materials, Metals & mining) 144A	5.88	2-15-2026	165,000	160,148
India: 0.15%
Fly Leasing Limited (Industrials, Trading companies & distributors) 144A	7.00	10-15-2024	585,000	320,288
Ireland: 0.18%
Ardagh Packaging Finance plc (Materials, Containers & packaging) 144A	5.25	4-30-2025	25,000	23,875
Ardagh Packaging Finance plc (Materials, Containers & packaging) 144A	6.00	6-15-2027	225,000	231,469
Castlelake Aviation Finance (Financials, Diversified financial services) 144A	5.00	4-15-2027	170,000	142,722
				398,066
Luxembourg: 0.00%
Intelsat Jackson Holdings SA (Communication services, Diversified telecommunication services) ♦†	5.50	8-1-2023	650,000	0
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  13

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Malta: 0.08%
VistaJet Malta Finance PLC (Industrials, Airlines) 144A	6.38%	2-1-2030	$210,000	$ 182,809
Monaco: 0.09%
Navios Maritime Holdings Incorporated (Industrials, Transportation infrastructure) ♦‡	9.75	4-15-2024	244,225	187,652
Netherlands: 0.36%
Sensata Technologies BV (Industrials, Electrical equipment) 144A	4.00	4-15-2029	200,000	181,860
Sensata Technologies BV (Industrials, Electrical equipment) 144A	4.88	10-15-2023	140,000	140,087
Sensata Technologies BV (Industrials, Electrical equipment) 144A	5.00	10-1-2025	97,000	97,503
Sensata Technologies BV (Industrials, Electrical equipment) 144A	5.63	11-1-2024	100,000	100,880
Teva Pharmaceutical Finance Netherlands III BV (Health care, Pharmaceuticals)	4.75	5-9-2027	45,000	43,144
Teva Pharmaceutical Finance Netherlands III BV (Health care, Pharmaceuticals)	6.00	4-15-2024	210,000	211,838
				775,312
Spain: 0.13%
Grifols Escrow Issuer SA (Health care, Biotechnology) 144A	4.75	10-15-2028	305,000	270,312
United Kingdom: 0.15%
Connect U.S. Finco LLC (Communication services, Wireless telecommunication services) 144A	6.75	10-1-2026	125,000	122,254
VMED O2 UK Financing I plc (Communication services, Wireless telecommunication services) 144A	4.75	7-15-2031	225,000	203,625
				325,879
Total Yankee corporate bonds and notes (Cost $5,366,568)				4,666,043

		Yield	Shares
Short-term investments: 3.08%
Investment companies: 3.08%
Allspring Government Money Market Fund Select Class ♠∞##		1.76	6,682,169	6,682,169
Total Short-term investments (Cost $6,682,169)				6,682,169
Total investments in securities (Cost $251,160,420)	123.19%			267,689,346
Other assets and liabilities, net	(23.19)			(50,384,687)
Total net assets	100.00%			$217,304,659

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

14  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2022 (unaudited)
Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,304,960	$92,194,290	$(93,817,081)	$0	$0	$6,682,169	6,682,169	$6,300
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Company	(190)	$(1,159,000)	$61.00	8-5-2022	$(90,725)
iShares MSCI EAFE ETF	Morgan Stanley Company	(387)	(2,438,100)	63.00	8-19-2022	(124,421)
iShares MSCI EAFE ETF	Morgan Stanley Company	(73)	(474,500)	65.00	8-26-2022	(13,540)
iShares MSCI EAFE ETF	Morgan Stanley Company	(954)	(5,533,200)	58.00	9-30-2022	(820,440)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company	(220)	(869,000)	39.50	8-5-2022	(13,750)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company	(217)	(792,050)	36.50	8-26-2022	(74,540)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company	(78)	(308,100)	39.50	8-26-2022	(9,126)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company	(230)	(8,510,000)	37.00	9-16-2022	(78,200)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company	(48)	(182,400)	38.00	10-21-2022	(13,800)
Nasdaq 100 Stock Index	Morgan Stanley Company	(1)	(1,327,500)	13,275.00	8-5-2022	(4,510)
Nasdaq 100 Stock Index	Morgan Stanley Company	(16)	(20,840,000)	13,025.00	8-12-2022	(332,320)
Russell 2000 Index	Morgan Stanley Company	(25)	(4,412,500)	1,765.00	8-12-2022	(313,000)
Russell 2000 Index	Morgan Stanley Company	(5)	(937,500)	1,875.00	8-12-2022	(19,425)
Russell 2000 Index	Morgan Stanley Company	(1)	(152,000)	1,520.00	8-19-2022	(36,365)
Russell 2000 Index	Morgan Stanley Company	(23)	(4,588,500)	1,995.00	8-26-2022	(24,035)
Russell 2000 Index	Morgan Stanley Company	(1)	(183,000)	1,830.00	8-26-2022	(8,420)
Russell 2000 Index	Morgan Stanley Company	(28)	(5,698,000)	2,035.00	8-26-2022	(15,120)
Russell 2000 Index	Morgan Stanley Company	(1)	(144,000)	1,440.00	9-16-2022	(44,785)
S&P 500 Index	Morgan Stanley Company	(6)	(2,346,000)	3,910.00	8-5-2022	(134,250)
S&P 500 Index	Morgan Stanley Company	(15)	(6,300,000)	4,200.00	8-5-2022	(19,500)
S&P 500 Index	Morgan Stanley Company	(9)	(3,415,500)	3,795.00	8-5-2022	(303,570)
S&P 500 Index	Morgan Stanley Company	(13)	(4,907,500)	3,775.00	8-12-2022	(466,765)
S&P 500 Index	Morgan Stanley Company	(9)	(3,141,000)	3,490.00	8-19-2022	(578,790)
S&P 500 Index	Morgan Stanley Company	(13)	(5,882,500)	4,525.00	8-19-2022	(1,105)
S&P 500 Index	Morgan Stanley Company	(25)	(10,675,000)	4,270.00	8-19-2022	(50,250)
S&P 500 Index	Morgan Stanley Company	(5)	(1,945,000)	3,890.00	8-26-2022	(132,550)
S&P 500 Index	Morgan Stanley Company	(3)	(1,203,000)	4,010.00	8-26-2022	(49,740)
S&P 500 Index	Morgan Stanley Company	(6)	(2,640,000)	4,400.00	8-26-2022	(3,600)
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  15

Portfolio of investments—July 31, 2022 (unaudited)
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call (continued)
S&P 500 Index	Morgan Stanley Company	(5)	$(1,645,000)	$3,290.00	9-16-2022	$(422,700)
SPDR Euro STOXX 50 ETF	Morgan Stanley Company	(87)	(295,800)	34.00	8-19-2022	(23,273)
SPDR Euro STOXX 50 ETF	Morgan Stanley Company	(129)	(451,500)	35.00	8-26-2022	(25,800)
SPDR Euro STOXX 50 ETF	Morgan Stanley Company	(1,842)	(7,552,200)	41.00	9-16-2022	(68,608)
						$(4,317,023)
See accompanying notes to portfolio of investments

16  |  Allspring Global Dividend Opportunity Fund

Notes to portfolio of investments—July 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty

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Notes to portfolio of investments—July 31, 2022 (unaudited)

does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of July 31, 2022, the Fund had unfunded loan commitments of $189,733.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18  |  Allspring Global Dividend Opportunity Fund

Notes to portfolio of investments—July 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$1,576,527	$0	$1,576,527
Brazil	5,706,054	0	0	5,706,054
Canada	1,932,235	0	0	1,932,235
China	0	6,796,322	0	6,796,322
France	0	15,982,634	0	15,982,634
Germany	0	5,798,693	0	5,798,693
Hong Kong	0	2,451,546	0	2,451,546
Indonesia	0	2,344,055	0	2,344,055
Ireland	5,328,625	0	0	5,328,625
Japan	0	9,190,715	0	9,190,715
Luxembourg	0	0	132,472	132,472
Netherlands	0	5,451,934	0	5,451,934
Singapore	0	2,411,899	0	2,411,899
South Korea	0	6,227,845	0	6,227,845
Switzerland	2,682,356	0	0	2,682,356
Taiwan	1,785,615	0	0	1,785,615
United Kingdom	0	17,884,505	0	17,884,505
United States	117,357,080	0	0	117,357,080
Corporate bonds and notes	0	42,111,269	0	42,111,269
Loans	0	1,965,859	626,644	2,592,503
Preferred stocks
United States	0	596,250	0	596,250
Yankee corporate bonds and notes	0	4,478,391	187,652	4,666,043
Short-term investments
Investment companies	6,682,169	0	0	6,682,169
Total assets	$141,474,134	$125,268,444	$946,768	$267,689,346
Liabilities
Written options	$4,248,415	$68,608	$0	$4,317,023
Total liabilities	$4,248,415	$68,608	$0	$4,317,023
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Global Dividend Opportunity Fund  |  19